Share Class & Ticker	Institutional DGSCX	Class P ARSPX	Class D DGSNX	Summary Prospectus November 1, 2010

Allianz RCM Global Small-Cap Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2010.

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Expenses

Institutional	1.35%	None	0.02%	1.37%	(0.15)%	1.22%

Class P	1.45	None	0.02	1.47	(0.15)	1.32

Class D	1.45	0.25%	0.01	1.71	(0.15)	1.56

(1)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year, but have been restated in connection with certain changes and waivers: where applicable, administrative fees have been restated to reflect current fee rates, and advisory fees exclude the effects of certain voluntary waiver arrangements, as described under “Management of the Funds” in the Fund’s statutory prospectus.
(2)	Effective November 1, 2010, AGIFM has voluntarily agreed to observe, through October 31, 2011, an irrevocable waiver of a portion of its advisory fees, which reduces the 1.00% contractual fee rate by 0.15% to 0.85%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$124	$419	$736	$1,633

Class P	134	450	788	1,745

Class D	159	524	914	2,007

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was 166%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe and Asia

Allianz RCM Global Small-Cap Fund

collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the

Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Summary Prospectus

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	11.31%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	26.31%

Lowest 10/01/2008–12/31/2008	-28.49%

Average Annual Total Returns (for periods ended 12/31/09)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Institutional Class — Before Taxes	43.81%	0.45%	0.53%	9.44%

Institutional Class — After Taxes on Distributions	43.81%	0.21%	0.20%	8.35%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	28.48%	0.48%	0.39%	7.83%

Class P	43.68%	0.35%	0.43%	9.33%

Class D	43.22%	0.04%	0.22%	9.13%

MSCI World Small-Cap Index	44.12%	2.74%	6.44%	6.33%

Lipper Global Small-/Mid-Cap Funds Average	42.55%	3.24%	2.35%	6.64%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Sub-Adviser
RCM Capital Management LLC (“RCM”)

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010. She is the Lead Portfolio Manager and is also responsible for global portfolio construction and North American investment opportunities.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010 and is responsible for global portfolio construction and North American investment opportunities.

Koji Nakatsuka, CFA, CMA, Portfolio Manager, has managed the Fund since 2010 and is responsible for Japanese investment opportunities.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010 and is responsible for European investment opportunities.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, c/o Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. Effective April 11, 2011, or such later date as determined by the distributor, shares of the Fund will no longer be exchangeable for shares of PIMCO Equity Series or PIMCO Funds.

For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Summary Prospectus

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery
To get future prospectuses online
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Share Class & Ticker	Class A RGSAX	Class B RGSBX	Class C RGSCX	Summary Prospectus November 1, 2010

Allianz RCM Global Small-Cap Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-426-0107 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2010.

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 132 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses	Reductions(3)	Expenses

Class A	1.45%	0.25%	0.01%	1.71%	(0.15)%	1.56%

Class B	1.45	1.00	0.01	2.46	(0.15)	2.31

Class C	1.45	1.00	0.01	2.46	(0.15)	2.31

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year, but have been restated in connection with certain changes and waivers: where applicable, administrative fees have been restated to reflect current fee rates, and advisory fees exclude the effects of certain voluntary waiver arrangements, as described under “Management of the Funds” in the Fund’s statutory prospectus.
(3)	Effective November 1, 2010, AGIFM has voluntarily agreed to observe, through October 31, 2011, an irrevocable waiver of a portion of its advisory fees, which reduces the 1.00% contractual fee rate by 0.15% to 0.85%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$700	$1,045	$1,414	$2,447	$700	$1,045	$1,414	$2,447

Class B	734	1,052	1,497	2,513	234	752	1,297	2,513

Class C	334	752	1,297	2,785	234	752	1,297	2,785

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was 166%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz RCM Global Small-Cap Fund

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Summary Prospectus

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	11.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	26.18%

Lowest 10/01/2008–12/31/2008	-28.56%

Average Annual Total Returns (for periods ended 12/31/09)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Class A — Before Taxes	35.34%	-1.08%	-0.46%	8.52%

Class A — After Taxes on Distributions	35.34%	-1.32%	-0.78%	7.46%

Class A — After Taxes on Distributions and Sale of Fund Shares	22.97%	-0.82%	-0.44%	7.00%

Class B	37.16%	-1.07%	-0.45%	8.53%

Class C	41.08%	-0.70%	-0.61%	8.21%

MSCI World Small-Cap Index	44.12%	2.74%	6.44%	6.33%

Lipper Global Small-/Mid-Cap Funds Average	42.55%	3.24%	2.35%	6.64%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Sub-Adviser
RCM Capital Management LLC (“RCM”)

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010. She is the Lead Portfolio Manager and is also responsible for global portfolio construction and North American investment opportunities.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010 and is responsible for global portfolio construction and North American investment opportunities.

Koji Nakatsuka, CFA, CMA, Portfolio Manager, has managed the Fund since 2010 and is responsible for Japanese investment opportunities.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010 and is responsible for European investment opportunities.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors

Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. Effective April 11, 2011, or such later date as determined by the distributor, shares of the Fund will no longer be exchangeable for shares of PIMCO Equity Series or PIMCO Funds.

For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary Prospectus

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ832SP 110110